January 3, 2025

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds IV, Inc.
- BNY Mellon Floating Rate Income Fund
(the "Fund")
 1933 Act File No.: 33-16338
 1940 Act File No.: 811-05202
 CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 204 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 27, 2024. .

Please address any comments or questions to my attention at (412) 236-9846.

Sincerely,

/s/ Shelby L. Pelesky
Shelby L. Pelesky
Associate Paralegal I